INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Loss before taxes is comprised as follows:

	December 31, 2022	December 31, 2021
Domestic (Israel)	$(109,088)	$(498,242)
Foreign	3,416	$(5,807)
Total	$(105,672)	$(504,049)

Schedule of Deferred Tax Assets and Liabilities	The following table presents the significant components of the Company’s deferred tax assets:
NOTE 12. INCOME TAXES (cont.)

	December 31, 2022	December 31, 2021
Deferred tax assets:
Operating loss carryforward	$35,682	$22,723
Share based compensation	96,553	98,396
Research and development	13,379	5,586
Accrued social benefits and other	414	366
Other costs	2,679	—
Operating lease liability	5,227	—
Deferred tax asset before valuation allowance	$153,934	$127,071
Valuation allowance	(144,444)	(126,898)
Total deferred tax assets	$9,490	$173

Fixed Assets	(3,103)	(173)
Operating lease right-of-use asset	(6,387)	—
Deferred tax liabilities	$(9,490)	$(173)
Net deferred taxes	$—	$—

Summary of Valuation Allowance
The net changes in the total valuation allowance for each of the years ended December 31, 2022 and 2021, are comprised as follows:

	December 31, 2022	December 31, 2021
Balance at January 1, 2022	$126,898	$9,409
Additions during the year	17,546	117,489
Balance at December 31, 2022	$144,444	$126,898

Schedule of Components of Income Tax Expense (Benefit)
Income taxes are comprised as follows:

	December 31, 2022	December 31, 2021
Current	$1,748	$1,281
Deferred	—	—
	$1,748	$1,281

	December 31, 2022	December 31, 2021
Domestic	$136	$—
Foreign	1,612	1,281
	$1,748	$1,281

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	December 31, 2022	December 31, 2021
Opening balance	$856	$—
Tax positions reversed in current year related to previous year	(405)	—
Tax positions taken in current year	1,230	856
Accrued interest	45	—
Ending Balance	$1,726	$856

Summary of Operating Loss Carryforwards
As of December 31, 2022, the Company and it’s subsidiaries had net operating carry forward losses for tax purposes which may be carried forward and offset against taxable income in the future for an indefinite period.

Name of Subsidiary	Net Operating Loss Carryforwards
REE Automotive Ltd	$142,235
REE Automotive UK Limited	$11,535
REE Automotive Holdings Inc. (1)	$338
REE Automotive Japan K.K.	$25
(1) Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.